PRODUCTIVITY, INTEGRATION AND RESTRUCTURING INITIATIVES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Reserve
Costs incurred		$ 633	$ 478
Productivity and Reinvestment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	270
Restructuring Reserve
Costs incurred	270
Payments	(230)
Noncash and exchange	(14)
Accrued Balance, Ending Balance	26
Productivity Initiatives
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	498
Restructuring Reserve
Accrued Balance, Beginning Balance	60	74	31
Costs incurred	(10)	156	190
Payments	(34)	(142)	(145)
Noncash and exchange	(5)	(28)	(2)
Accrued Balance, Ending Balance	11	60	74
Integration of acquired German bottling and distribution operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	440
Number of German bottling and distribution operations for which integration initiatives began in 2008	18
Restructuring Reserve
Accrued Balance, Beginning Balance	30
Costs incurred	148	67	94
Accrued Balance, Ending Balance	96	30
Other Restructuring Initiatives
Restructuring Reserve
Costs incurred	15	52	59
Integration of CCEs North American Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Cost Incurred to Date	487
Restructuring Reserve
Accrued Balance, Beginning Balance	91	69
Costs incurred	(6)	358	135
Payments	(80)	(339)	(68)
Noncash and exchange	(2)	3	2
Accrued Balance, Ending Balance	3	91	69
Severance pay and benefits | Productivity and Reinvestment [Member]
Restructuring Reserve
Costs incurred	21
Payments	(8)
Noncash and exchange	(1)
Accrued Balance, Ending Balance	12
Severance pay and benefits | Productivity Initiatives
Restructuring Reserve
Accrued Balance, Beginning Balance	48	59	18
Costs incurred	(8)	59	71
Payments	(29)	(50)	(30)
Noncash and exchange	(2)	(20)	0
Accrued Balance, Ending Balance	9	48	59
Severance pay and benefits | Integration of CCEs North American Operations [Member]
Restructuring Reserve
Accrued Balance, Beginning Balance	48	48
Costs incurred	(6)	40	45
Payments	(41)	(40)	(1)
Noncash and exchange	0	0	4
Accrued Balance, Ending Balance	1	48	48
Outside services | Productivity and Reinvestment [Member]
Restructuring Reserve
Costs incurred	61
Payments	(55)
Noncash and exchange	0
Accrued Balance, Ending Balance	6
Outside services | Productivity Initiatives
Restructuring Reserve
Accrued Balance, Beginning Balance	3	6	9
Costs incurred	0	17	58
Payments	(2)	(21)	(61)
Noncash and exchange	0	1	0
Accrued Balance, Ending Balance	1	3	6
Outside services | Integration of CCEs North American Operations [Member]
Restructuring Reserve
Accrued Balance, Beginning Balance	11	9
Costs incurred	0	91	42
Payments	(13)	(89)	(33)
Noncash and exchange	2	0	0
Accrued Balance, Ending Balance	0	11	9
Other direct costs | Productivity and Reinvestment [Member]
Restructuring Reserve
Costs incurred	188
Payments	(167)
Noncash and exchange	(13)
Accrued Balance, Ending Balance	8
Other direct costs | Productivity Initiatives
Restructuring Reserve
Accrued Balance, Beginning Balance	9	9	4
Costs incurred	(2)	80	61
Payments	(3)	(71)	(54)
Noncash and exchange	(3)	(9)	(2)
Accrued Balance, Ending Balance	1	9	9
Other direct costs | Integration of CCEs North American Operations [Member]
Restructuring Reserve
Accrued Balance, Beginning Balance	32	12
Costs incurred	0	227	48
Payments	(26)	(210)	(34)
Noncash and exchange	(4)	3	(2)
Accrued Balance, Ending Balance	$ 2	$ 32	$ 12